Related Party Transactions - Summary of Detailed Information About Additional Information of Transactions With Related Parties (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 105,448,459	$ 128,419,020	$ 46,046,698
Interest income from immediate holding company	116,028,045	101,159,079	17,562,104
Consideration received for disposal of investments to a related party controlled by a director of the Company		972,215,580
Consideration received for settlement of derivatives contracts with a related party controlled by a director of the Company		618,682,641
Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Staff costs	22,081,545	20,156,843	17,936,752
Premises cost	13,964,993	14,010,263	5,300,986
Office renovation			869,214
Other operating (income)/expenses, net			9,798,649
Total of recharge from immediate holding company	36,046,538	34,167,106	33,905,601
Treasury shares repurchased from immediate holding company	5,000,000,000
Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	104,300,690
Related Party [Member]
Disclosure of transactions between related parties [line items]
Net changes in fair value on derivative financial asset entered into with a related party controlled by a director of the Company		321,797,949	1,165,220,000
Underwriting Services [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions			26,420,072
Financial Advisory Service [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions		30,231,825	15,691,000
Financial Advisory Service [Member] | Related Company [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions		95,513,306
Management Fee Income [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Management fee paid to immediate holding company	150,000	150,000	150,000
Investment Advisory Fee [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Services received, related party transactions	180,000	180,000	180,000
Insurance Commission [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Services received, related party transactions	58,228	105,251	84,133
Asset Management Services [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	1,147,769	1,362	457,431
Asset Management Services [Member] | Entities with joint control or significant influence over entity [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions		2,672,527	478,611
Acquisition of Investment [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Acquisition of investments from immediate holding company	163,180,000	556,161,528
Acquisition of Investment [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Acquisition of investments from a fellow subsidiary	11,545,800	148,671,602
Administrative Service Fees [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Administrative service fee paid to immediate holding company	24,000,000	24,000,000	12,000,000
Investment banking service [Member] | Entities with joint control or significant influence over entity [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions			2,999,584
Interest income [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Interest income from immediate holding company	116,028,045	$ 101,159,079	$ 17,562,104
Disposal of Investments [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Disposal of an investment to a related company	196,036,584
Stock Loan Interest Income [Member] | Former Fellow Subsidiary [Member]
Disclosure of transactions between related parties [line items]
Stock loan interest income from a related company	34,740
Perpetual Securities Redeemed [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Perpetual securities redeemed from a fellow subsidiary	4,648,331
Perpetual Securities Redeemed [Member] | Former Fellow Subsidiary [Member]
Disclosure of transactions between related parties [line items]
Perpetual securities redeemed from a related company	$ 35,719,218